Subordinated liabilities - Subordinated liabilities (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Subordinated liabilities [abstract]
Opening balance as at 1 January	£ 11,921	£ 10,494
Issuances	1,045	1,870
Redemptions	(115)	(476)
Other	(322)	33
Closing balance	£ 12,529	£ 11,921